Allowance for Doubtful Accounts	12 Months Ended
Dec. 31, 2010
Allowance for Doubtful Accounts [Abstract]
ALLOWANCE FOR DOUBTFUL ACCOUNTS

16.	ALLOWANCE FOR DOUBTFUL ACCOUNTS

Accounts receivable are stated at estimated net realizable values. The allowances shown below as at the end of each period are recorded as the amounts considered by management to be sufficient to meet probable future losses related to uncollectible accounts.

		Additions/
	Balance	(releases)			Balance
	at	charged to	Deductions/	Foreign	at
	beginning	costs and	Other	exchange	end of
Description	of year	expenses	movements	differences	year
	(millions)

Year ended December 31, 2010
Allowance for doubtful accounts	$16	$—	$(4)	$—	$12
Year ended December 31, 2009
Allowance for doubtful accounts	$20	$(1)	$(4)	$1	$16
Year ended December 31, 2008
Allowance for doubtful accounts	$20	$(3)	$7	$(4)	$20